SECURED NOTES- Narratives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SECURED NOTES
Interest income on the secured notes	$ 302,718
Interest receivable on the secured notes		$ 75,322
Secured notes
SECURED NOTES
Interest income on the secured notes	302,718	114,434
Interest receivable on the secured notes	$ 0	$ 75,322